SCHEDULE OF PROFIT (LOSS) BEFORE PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total	$ (3,607,073)	$ (3,445,281)	$ (1,655,903)
Cayman Islands and British Virgin Islands [Member]
Total	(2,076,775)	(1,658,203)	(138,363)
HONG KONG
Total	(1,871,990)	(1,959,799)	(1,500,125)
CHINA
Total	$ 341,692	$ 172,723	$ (17,415)